Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Receivable Abstract
Summary of Carrying Amounts of Accounts Receivable

The carrying amounts of accounts receivable approximate their fair value and are originally denominated in Singapore dollars before conversion to US dollars at December 31:

		2020	2019	2018

Product sales	United States dollar	$-	$-	$713,744
Product sales	Singapore dollar	-	-	273,815
Loss allowance		-	-	(40,615)

		$-	$-	$946,944